Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average	Average
	Summary	Summary	Summary				Summary	Compensation
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Actually
	Table Total for	Table Total for	Table Total for	Actually Paid	Actually Paid	Actually Paid	Table Total	Paid to
	First	Second	Third	to First	to Second	to Third	for Non-PEO	Non-PEO
Year[1] (a)	PEO[2] (b)	PEO[2] (c)	PEO[2] (d)	PEO[3] (e)	PEO[3] (f)	PEO[3] (g)	NEOs[2] (h)	NEOs[3] (i)
2025	$4,347,295	$9,264,540	n/a	$3,830,368	(4,443,659)	n/a	$4,560,324	$4,212,341
2024	n/a	$8,229,294	n/a	n/a	$6,233,382	n/a	$2,895,533	$2,176,724
2023	n/a	$8,891,814	n/a	n/a	$8,801,499	n/a	$3,224,995	$3,983,576
2022	n/a	$7,478,225	$11,550,022	n/a	$8,049,694	$6,516,685	$2,734,955	$2,070,990
2021	n/a	n/a	$12,880,838	n/a	n/a	$24,843,768	$3,902,722	$6,736,978

	Value of Initial Fixed
	$100 Investment Based
	On:
		Peer
	Arrow's	Group
	Total	Total	Net
	Shareholder	Shareholder	Income	Absolute
Year[1] (a)	Return[4] (j)	Return[5] (k)	(in millions)[6] (l)	EPS[7] (m)
2025	$113	$249	$ 571	$10.33
2024	$116	$200	$ 392	$10.83
2023	$126	$170	$ 904	$17.06
2022	$107	$132	$1,427	$23.13
2021	$138	$147	$1,108	$15.60

(1)	NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	William F. Austen (PEO 1) Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Eric C. Nowak, Richard J. Marano, Gretchen K. Zech
2024	Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Eric C. Nowak, Gretchen K. Zech, Richard J. Marano, Kristin D. Russell
2023	Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Gretchen K. Zech, Kristin D. Russell, Carine L. Jean-Claude, Michael J. Long, Kirk D. Schell
2022	Sean J. Kerins (PEO 2) Michael J. Long (PEO 3)	Rajesh K. Agrawal, Kirk D. Schell, Gretchen K. Zech, Vincent P. Melvin, Richard A. Seidlitz, Christopher D. Stansbury
2021	Michael J. Long (PEO 3)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Vincent P. Melvin

(2)	Amounts reflect the “Summary Compensation Table” for our NEOs as disclosed for the applicable reporting year.
(3)

The following table shows the adjustment to the total compensation reported in the “Summary Compensation Table” for the applicable reporting year for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved.

	2025
			Non-PEO
	PEO 1	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$4,347,295	$9,264,540	$4,560,324
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$—	$(850,350)	$(323,175)
Amount added for Current Year Service Cost (b)	$—	$788,693	$210,780
Amount added for Prior Year Service Cost Impacting Current Year (b)	$—	$—	$—
Total Adjustments for Pension	$—	$(61,657)	$(112,395)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(3,795,113)	$(7,380,290)	$(2,725,054)
Year-end fair value of unvested awards granted in the current year(d)	$3,278,186	$—	$2,798,731
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$—	$—	$(318,497)
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$—	$(81,425)	$9,232
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(6,565,032)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—
Changes in fair value to reflect excess fair value resulting from modifications to stock option and stock awards(e)	$—	$380,206	$—
Total Adjustments for Equity Awards	$(516,927)	$(13,646,542)	$(235,588)
Compensation Actually Paid	$3,830,368	$(4,443,659)	$4,212,341

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in Arrow’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates, and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in Arrow’s Annual Report on Form 10-K for the corresponding fiscal year.

(e)

Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2025, reflects the incremental fair value associated with the modification of Mr. Kerins outstanding option awards to extend the post-termination exercise period.

(4)	The amounts in this column show changes over our past five fiscal years in the value of $100 (assuming reinvestment of dividends) invested in Arrow’s common shares traded on the NYSE.
(5)

The amounts in this column show changes over the past five fiscal years in the value of $100 (assuming reinvestment of dividends), invested in Arrow’s Peer Group, consisting of Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., WESCO International, Inc., CDW Corp., HP Inc., HP Enterprise Co., and TD SYNNEX Corp.

(6)	The dollar amounts reported represent the amount of net income reflected in Arrow’s audited financial statements in its Annual Report on Form 10-K for the applicable year.
(7)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Absolute EPS is the financial performance measure that, in our assessment, represents the most important performance measure used to link “compensation actually paid” to NEOs to Company performance in 2025. Absolute EPS determines the payout with respect to 70% of our 2025 annual cash incentive. See Appendix A to this Proxy Statement for a reconciliation of Absolute EPS to the most directly comparable GAAP measure.

Company Selected Measure Name	Absolute EPS
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	William F. Austen (PEO 1) Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Eric C. Nowak, Richard J. Marano, Gretchen K. Zech
2024	Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Eric C. Nowak, Gretchen K. Zech, Richard J. Marano, Kristin D. Russell
2023	Sean J. Kerins (PEO 2)	Rajesh K. Agrawal, Gretchen K. Zech, Kristin D. Russell, Carine L. Jean-Claude, Michael J. Long, Kirk D. Schell
2022	Sean J. Kerins (PEO 2) Michael J. Long (PEO 3)	Rajesh K. Agrawal, Kirk D. Schell, Gretchen K. Zech, Vincent P. Melvin, Richard A. Seidlitz, Christopher D. Stansbury
2021	Michael J. Long (PEO 3)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Vincent P. Melvin

Peer Group Issuers, Footnote
(5)

The amounts in this column show changes over the past five fiscal years in the value of $100 (assuming reinvestment of dividends), invested in Arrow’s Peer Group, consisting of Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., WESCO International, Inc., CDW Corp., HP Inc., HP Enterprise Co., and TD SYNNEX Corp.

Adjustment To PEO Compensation, Footnote
(3)

The following table shows the adjustment to the total compensation reported in the “Summary Compensation Table” for the applicable reporting year for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved.

	2025
			Non-PEO
	PEO 1	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$4,347,295	$9,264,540	$4,560,324
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$—	$(850,350)	$(323,175)
Amount added for Current Year Service Cost (b)	$—	$788,693	$210,780
Amount added for Prior Year Service Cost Impacting Current Year (b)	$—	$—	$—
Total Adjustments for Pension	$—	$(61,657)	$(112,395)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(3,795,113)	$(7,380,290)	$(2,725,054)
Year-end fair value of unvested awards granted in the current year(d)	$3,278,186	$—	$2,798,731
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$—	$—	$(318,497)
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$—	$(81,425)	$9,232
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(6,565,032)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—
Changes in fair value to reflect excess fair value resulting from modifications to stock option and stock awards(e)	$—	$380,206	$—
Total Adjustments for Equity Awards	$(516,927)	$(13,646,542)	$(235,588)
Compensation Actually Paid	$3,830,368	$(4,443,659)	$4,212,341

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in Arrow’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates, and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in Arrow’s Annual Report on Form 10-K for the corresponding fiscal year.

(e)

Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2025, reflects the incremental fair value associated with the modification of Mr. Kerins outstanding option awards to extend the post-termination exercise period.

Non-PEO NEO Average Total Compensation Amount	$ 4,560,324	$ 2,895,533	$ 3,224,995	$ 2,734,955	$ 3,902,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,212,341	2,176,724	3,983,576	2,070,990	6,736,978
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The following table shows the adjustment to the total compensation reported in the “Summary Compensation Table” for the applicable reporting year for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved.

	2025
			Non-PEO
	PEO 1	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$4,347,295	$9,264,540	$4,560,324
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$—	$(850,350)	$(323,175)
Amount added for Current Year Service Cost (b)	$—	$788,693	$210,780
Amount added for Prior Year Service Cost Impacting Current Year (b)	$—	$—	$—
Total Adjustments for Pension	$—	$(61,657)	$(112,395)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(3,795,113)	$(7,380,290)	$(2,725,054)
Year-end fair value of unvested awards granted in the current year(d)	$3,278,186	$—	$2,798,731
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$—	$—	$(318,497)
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$—	$(81,425)	$9,232
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(6,565,032)	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—
Changes in fair value to reflect excess fair value resulting from modifications to stock option and stock awards(e)	$—	$380,206	$—
Total Adjustments for Equity Awards	$(516,927)	$(13,646,542)	$(235,588)
Compensation Actually Paid	$3,830,368	$(4,443,659)	$4,212,341

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in Arrow’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates, and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in Arrow’s Annual Report on Form 10-K for the corresponding fiscal year.

(e)

Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2025, reflects the incremental fair value associated with the modification of Mr. Kerins outstanding option awards to extend the post-termination exercise period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As required by the Rules, the following is a list of the most important performance measures used to link “compensation actually paid” to Company performance. The role of each of these performance measures in our executive compensation programs is more thoroughly discussed in the “Executive Compensation” section in the CD&A along with a description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Tabular List
Absolute EPS
Relative EPS Growth
ROIC
Relative TSR

Total Shareholder Return Amount	$ 113	116	126	107	138
Peer Group Total Shareholder Return Amount	249	200	170	132	147
Net Income (Loss)	$ 571,000,000	$ 392,000,000	$ 904,000,000	$ 1,427,000,000	$ 1,108,000,000
Company Selected Measure Amount | $ / shares	10.33	10.83	17.06	23.13	15.6
PEO Name	William F. Austen
Annual cash incentive percentage to determine Absolute EPS	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute EPS
Non-GAAP Measure Description
(7)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Absolute EPS is the financial performance measure that, in our assessment, represents the most important performance measure used to link “compensation actually paid” to NEOs to Company performance in 2025. Absolute EPS determines the payout with respect to 70% of our 2025 annual cash incentive. See Appendix A to this Proxy Statement for a reconciliation of Absolute EPS to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
William F. Austen
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,347,295
PEO Actually Paid Compensation Amount	3,830,368
Sean J. Kerins
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,264,540	$ 8,229,294	$ 8,891,814	$ 7,478,225
PEO Actually Paid Compensation Amount	(4,443,659)	$ 6,233,382	$ 8,801,499	8,049,694
Michael J. Long
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,550,022	$ 12,880,838
PEO Actually Paid Compensation Amount				$ 6,516,685	$ 24,843,768
PEO | William F. Austen | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,927)
PEO | William F. Austen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,795,113)
PEO | William F. Austen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,278,186
PEO | Sean J. Kerins
Pay vs Performance Disclosure
Pension	(61,657)
PEO | Sean J. Kerins | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,350)
PEO | Sean J. Kerins | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,693
PEO | Sean J. Kerins | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,646,542)
PEO | Sean J. Kerins | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,380,290)
PEO | Sean J. Kerins | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,425)
PEO | Sean J. Kerins | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,565,032)
PEO | Sean J. Kerins | Changes In Fair Value To Reflect Excess Fair Value Resulting From Modifications To Stock Option And Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,206
Non-PEO NEO
Pay vs Performance Disclosure
Pension	(112,395)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,175)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,780
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,588)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,725,054)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,798,731
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(318,497)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,232